UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund : FAWXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,468,711,800
Number of Holdings	423
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	85.0
8-30	0.3
31-60	4.9
61-90	0.8
91-180	2.9
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 50.1
Tender Option Bond - 26.8
Municipal Securities - 12.7
Commercial Paper - 1.7
Net Other Assets (Liabilities) - 8.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914428.101    6959-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Premium Class : FSNXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,468,711,800
Number of Holdings	423
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	85.0
8-30	0.3
31-60	4.9
61-90	0.8
91-180	2.9
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 50.1
Tender Option Bond - 26.8
Municipal Securities - 12.7
Commercial Paper - 1.7
Net Other Assets (Liabilities) - 8.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914427.101    422-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Institutional Class : FNKXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,468,711,800
Number of Holdings	423
What did the Fund invest in?
(as of July 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	85.0
8-30	0.3
31-60	4.9
61-90	0.8
91-180	2.9
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 50.1
Tender Option Bond - 26.8
Municipal Securities - 12.7
Commercial Paper - 1.7
Net Other Assets (Liabilities) - 8.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914426.101    1869-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Money Market Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 12.7%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.54% tender 1/15/2047 (b)(c)	1,100,000	1,100,000
New Jersey,New York - 0.4%
Transportation - 0.4%
Port Auth NY & NJ 5% 9/15/2025 (d)	3,620,000	3,626,262
Port Auth NY & NJ Series 193, 5% 10/15/2025 (d)	800,000	803,011
Port Auth NY & NJ Series 194, 5% 10/15/2025	260,000	260,938
Port Auth NY & NJ Series 195, 5% 10/1/2025 (d)	100,000	100,252
Port Auth NY & NJ Series 231, 5% 8/1/2025 (d)	310,000	310,000
Port Auth NY & NJ Series 246, 5% 9/1/2025 (d)	10,905,000	10,920,546
		16,021,009
TOTAL NEW JERSEY,NEW YORK		16,021,009
New York - 12.3%
Escrowed/Pre-Refunded - 0.0%
Build NYC Resource Corp Series 2015, 4% 8/1/2036 (Pre-refunded to 8/1/2025 at 100)	1,230,000	1,230,000
New York NY City Transitional Fin Auth Rev 5% 8/1/2025 (Escrowed to Maturity)	275,000	275,000
		1,505,000
General Obligations - 11.0%
Amherst NY Gen. Oblig. BAN Series 2024, 4% 10/30/2025	1,847,500	1,850,798
Ardsley NY Un Free Sch Dist BAN Series 2025, 4% 6/3/2026	1,052,000	1,060,555
Auburn Enlarged City School District BAN Series 2025, 4% 6/25/2026	19,495,000	19,639,355
Bethel NY Gen. Oblig. BAN Series 2025, 4% 5/15/2026	7,500,000	7,508,122
Blind Brook-Rye Union Free School District BAN 4% 7/29/2026	7,216,623	7,283,973
Brighton NY BAN 4% 4/8/2026	10,750,000	10,821,470
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	10,000,000	10,072,467
Central Square NY Cent Sch Dst BAN Series 2024, 4% 10/3/2025	21,385,000	21,417,556
City of New York NY Gen. Oblig. 5% 2/1/2026	200,000	201,855
City of New York NY Gen. Oblig. 5% 3/1/2026	110,000	111,186
City of New York NY Gen. Oblig. 5% 8/1/2025	2,175,000	2,175,000
City of New York NY Gen. Oblig. 5% 8/1/2025	1,420,000	1,420,000
City of New York NY Gen. Oblig. 5% 8/1/2025	1,260,000	1,260,000
City of New York NY Gen. Oblig. 5% 8/1/2025	1,175,000	1,175,000
City of New York NY Gen. Oblig. 5% 8/1/2025	170,000	170,000
City of New York NY Gen. Oblig. Series 2017 A, 5% 8/1/2025	100,000	100,000
City of New York NY Gen. Oblig. Series 2018 1, 4% 8/1/2025	200,000	200,000
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2025	650,000	650,000
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2025	16,700,000	16,700,000
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2025	2,015,000	2,015,000
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2025	650,000	650,000
City of New York NY Gen. Oblig. Series 2023 G, 5% 8/1/2025	650,000	650,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2025	1,070,000	1,070,000
City of New York NY Gen. Oblig. Series A 2, 5% 8/1/2025	100,000	100,000
City of New York NY Gen. Oblig. Series A, 5% 8/1/2025	1,195,000	1,195,000
City of New York NY Gen. Oblig. Series A, 5% 8/1/2025	630,000	630,000
City of New York NY Gen. Oblig. Series C, 4% 8/1/2025	100,000	100,000
City of New York NY Gen. Oblig. Series C, 5% 8/1/2025	1,310,000	1,310,000
City of New York NY Gen. Oblig. Series C, 5% 8/1/2025	400,000	400,000
City of New York NY Gen. Oblig. Series E, 5% 8/1/2025	150,000	150,000
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2025	525,000	525,000
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2025	265,000	265,000
City of New York NY Gen. Oblig. Series FISCAL 2008A SUB A 4, 5% 8/1/2025	100,000	100,000
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2025	310,000	310,000
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2025	3,940,000	3,940,000
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2025	1,575,000	1,580,032
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2025	100,000	100,219
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2025	1,395,000	1,395,000
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2025	230,000	230,000
Cohoes NY City School District BAN 4% 6/25/2026	17,240,700	17,356,123
East Hampton Twn NY Gen. Oblig. BAN Series 2024 A, 4% 8/15/2025	600,000	600,165
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	30,000,000	30,143,836
Farmingdale NY Gen. Oblig. BAN 4% 1/29/2026	6,935,000	6,964,988
Garden City NY Gen. Oblig. BAN Series 2025, 4% 2/13/2026	1,200,000	1,205,300
Harborfields Csd NY Greenlawn BAN Series 2024A, 4% 9/4/2025	9,485,000	9,492,448
Hauppauge NY Un Free Sch Dist BAN Series 2025, 4% 1/21/2026	5,300,000	5,320,699
Island Trees Ufsd New York BAN Series 2025, 4% 12/18/2025	14,300,000	14,342,699
Kenmore NY BAN 4% 5/15/2026	12,196,420	12,277,264
Lake George N Y Cent Sch Distformerly Lake George Queensbury Etc N Y Cent Sch BAN Series 2025, 4% 7/17/2026	7,867,408	7,927,308
Lakeland Cent Sch Dis NY BAN Series 2025, 3.75% 8/14/2026 (e)	5,040,000	5,084,100
Lindenhurst N Y BAN 4% 4/10/2026	7,360,000	7,413,304
Livingston Cnty NY Gen. Oblig. BAN Series 2024, 4% 12/12/2025	11,309,651	11,347,235
Middletown NY City Sch Dist BAN 4% 12/4/2025	15,000,000	15,040,797
Mount Kisco NY Gen. Oblig. BAN Series 2025A, 4% 5/29/2026	5,000,000	5,037,192
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	20,000,000	20,148,094
North Hempstead NY BAN 4% 3/20/2026	175,000	175,956
North Hempstead NY Gen. Oblig. BAN 4% 9/19/2025	290,000	290,103
North Syracuse NY Cent Sch Dst BAN Series 2025B, 4% 6/26/2026	4,370,221	4,411,569
Ocean Beach NY Gen. Oblig. BAN Series 2024, 4% 12/19/2025	6,500,000	6,520,544
Ossining Village NY Gen. Oblig. BAN Series 2024, 4% 9/18/2025	20,000,000	20,025,276
Oyster Bay NY Gen. Oblig. BAN Series 2024, 4% 8/21/2025	5,165,000	5,166,617
Oyster Bay NY Gen. Oblig. BAN Series 2025, 4% 3/6/2026	10,245,000	10,277,562
Palmyra Macedon NY Cent Sch Dist BAN Series 2025, 4% 6/16/2026	15,071,000	15,182,078
Saratoga Cnty NY Gen. Oblig. BAN Series 2024, 3.75% 9/19/2025	20,905,000	20,905,000
South Colonie NY Cent Sch Dist BAN Series 2025B, 4% 7/9/2026	4,185,291	4,216,036
South Orangetown NY Cent Sch Dist BAN 3.75% 8/6/2025	7,500,000	7,500,694
Spencerport NY Cent Sch Dist BAN Series 2025, 4% 6/26/2026	23,945,980	24,117,358
Tonawanda City NY Gen. Oblig. BAN Series 2025, 4% 5/28/2026	9,876,000	9,942,826
Tonawanda City School District BAN Series 2025, 4% 6/12/2026	1,226,532	1,236,080
Tonawanda Town NY Gen. Oblig. BAN Series 2024, 4% 8/22/2025	245,000	245,058
Town of Penfield NY Gen. Oblig. BAN Series 2024, 3.5% 12/18/2025	15,600,000	15,600,000
Tuckahoe Union Free School District BAN 5% 4/23/2026	10,645,650	10,723,714
Tuckahoe Union Free School District BAN 5% 4/23/2026	7,284,350	7,327,505
Vestal NY Gen. Oblig. BAN Series 2024A, 4.25% 8/8/2025	8,814,532	8,815,805
Vestal NY Gen. Oblig. BAN Series 2025 C, 4% 8/7/2026 (e)	1,243,668	1,252,933
Vestal NY Gen. Oblig. BAN Series 2025B, 3.75% 8/7/2026 (e)	9,401,209	9,479,709
Webster Town NY Gen. Oblig. BAN 4% 8/26/2025	355,000	355,210
Webutuck N Y Cent Sch Dist BAN Series 2025, 4% 6/18/2026	12,421,000	12,511,011
Whitesboro NY Cent Sch Dist BAN Series 2024B, 4% 9/5/2025	2,985,350	2,987,122
		489,499,906
Housing - 0.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2025 E, 3.3% tender 5/1/2055 (b)	24,000,000	24,000,000
Other - 0.6%
New York City Trust For Cultural Res (American Museum Naturl History Proj.) SIFMA Municipal Swap Index + 0.04%, 2.77% tender 4/1/2044 (b)(c)	15,000,000	15,000,000
Trust for Cultural Resources of The City of New York/The (American Museum Naturl History Proj.) Series 2014 B2, SIFMA Municipal Swap Index + 0.04%, 2.33% tender 4/1/2044 (b)(c)	13,100,000	13,100,000
		28,100,000
Special Tax - 0.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2021 A, 5% 11/1/2025	360,000	361,672
New York NY City Transitional Fin Auth Rev 5% 11/1/2025	200,000	200,941
New York NY City Transitional Fin Auth Rev 5% 11/1/2025	150,000	150,696
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2025	100,000	100,356
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	420,000	424,118
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2025	305,000	306,393
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 5% 11/1/2025	110,000	110,532
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2026	125,000	125,659
New York NY City Transitional Fin Auth Rev Series FISCAL 2021D SUB D1, 5% 11/1/2025	1,040,000	1,044,745
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2025	400,000	401,922
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2025	480,000	482,277
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2025	270,000	271,311
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5% 2/1/2026	220,000	222,096
		4,202,718
Transportation - 0.0%
Triborough Brdg & Tunl NY Revs 5% 11/15/2025	900,000	904,710
Triborough Brdg & Tunl NY Revs Series 2017C 1, 5% 11/15/2025	405,000	407,145
		1,311,855
TOTAL NEW YORK		548,619,479
TOTAL MUNICIPAL SECURITIES (Cost $565,740,488)		565,740,488

Tender Option Bond - 26.8%
	Principal Amount (a)	Value ($)
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.54% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	700,000	700,000
Arizona - 0.3%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.49% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(g)	500,000	500,000
Arizona Ind Dev Auth Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	300,000	300,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	4,400,000	4,400,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.54% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	4,755,000	4,755,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.54% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	400,000	400,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 2.54% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,000,000	1,000,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 2.54% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	625,000	625,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 2.54% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(g)	700,000	700,000
TOTAL ARIZONA		12,680,000
California - 0.2%
Los Angeles CA Dept Arpts Rev Series 2025 MS0048, 2.47% tender 5/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(f)(g)	4,400,000	4,400,000
River Islands Pub Fing Auth Participating VRDN 2.54% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	3,400,000	3,400,000
TOTAL CALIFORNIA		7,800,000
Colorado - 0.1%
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 2.59% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(g)	5,800,000	5,800,000
Delaware - 0.0%
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.54% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,400,000	1,400,000
Florida - 0.1%
Miami-Dade Cnty Fla Aviat Rev Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2025 MS0050, 2.9% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(f)(g)	2,500,000	2,500,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.59% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(g)	1,100,000	1,100,000
Michigan,New York - 0.0%
Eastern Mi University Rev Participating VRDN Series 2025 001, 2.54% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(g)	2,000,000	2,000,000
Minnesota - 0.0%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,000,000	2,000,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.54% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,465,000	1,465,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.54% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	900,000	900,000
TOTAL MISSISSIPPI		2,365,000
Missouri - 0.1%
Kansas City Mo Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.54% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,100,000	1,100,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.54% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,200,000	1,200,000
TOTAL MISSOURI		2,300,000
New Jersey - 0.3%
New Jersey Hsg & Mtg Fin Agcy Multi Fam Rev Participating VRDN Series 2024 012, 2.54% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(g)	13,500,000	13,500,000
New Jersey,New York - 1.8%
Port Auth NY & NJ Participating VRDN 2.32% 12/1/2048 (Liquidity Facility Citibank NA) (b)(d)(g)	5,700,000	5,700,000
Port Auth NY & NJ Participating VRDN 2.33% 10/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	1,750,000	1,750,000
Port Auth NY & NJ Participating VRDN 2.34% 1/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(g)	6,665,000	6,665,000
Port Auth NY & NJ Participating VRDN 2.34% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(g)	2,310,000	2,310,000
Port Auth NY & NJ Participating VRDN 2.34% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(g)	1,740,000	1,740,000
Port Auth NY & NJ Participating VRDN 2.35% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	780,000	780,000
Port Auth NY & NJ Participating VRDN 2.36% 7/15/2036 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(g)	4,970,000	4,970,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 2.35% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	10,125,000	10,125,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 2.35% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	4,405,000	4,405,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 2.35% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	9,880,000	9,880,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 2.34% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	9,550,000	9,550,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 2.34% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	1,470,000	1,470,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 2.32% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,475,000	1,475,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 2.32% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(g)	8,975,000	8,975,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 2.35% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	7,400,000	7,400,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1991, 2.35% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	3,690,000	3,690,000
TOTAL NEW JERSEY,NEW YORK		80,885,000
New Mexico - 0.1%
Bernalillo Nm Multi Fam Hsg St Anthony'S Pl Participating VRDN Series 2025 MIZ9210, 2.54% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,592,503	2,592,503
New York - 23.5%
City of New York NY Gen. Oblig. Participating VRDN 2.31% 10/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	3,750,000	3,750,000
City of New York NY Gen. Oblig. Participating VRDN 2.31% 4/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,500,000	2,500,000
City of New York NY Gen. Oblig. Participating VRDN 2.32% 10/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	1,800,000	1,800,000
City of New York NY Gen. Oblig. Participating VRDN 2.32% 3/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,860,000	2,860,000
City of New York NY Gen. Oblig. Participating VRDN 2.32% 3/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,875,000	1,875,000
City of New York NY Gen. Oblig. Participating VRDN 2.32% 4/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	5,800,000	5,800,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1327, 2.32% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	4,000,000	4,000,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1339, 2.32% 5/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,045,000	2,045,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1006, 2.32% 5/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,400,000	2,400,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1009, 2.32% 5/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(g)	4,445,000	4,445,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF1888, 2.9% 9/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	3,025,000	3,025,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF1940, 2.32% 4/1/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF1927, 2.32% 4/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	2,500,000	2,500,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.32% 2/15/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	5,830,000	5,830,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.32% 2/15/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,250,000	2,250,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.32% 2/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	1,665,000	1,665,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.32% 2/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	4,185,000	4,185,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.32% 2/15/2047 (Liquidity Facility Citibank NA) (b)(g)	6,250,000	6,250,000
Long Island Pwr Auth Elec Sys Rev Participating VRDN Series 2023 XF1626, 2.32% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	2,640,000	2,640,000
Nassau Cnty NY Gen. Oblig. Participating VRDN 2.32% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,105,000	2,105,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 XF1967, 2.32% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,665,000	2,665,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 ZF1995, 2.32% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,530,000	2,530,000
New York City Gen Oblig Participating VRDN Series E 88, 2.32% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	4,830,000	4,830,000
New York City Gen. Oblig. Participating VRDN 2.32% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	40,000,000	40,000,000
New York City Gen. Oblig. Participating VRDN 2.9% 3/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	13,435,000	13,435,000
New York City Housing Development Corp Participating VRDN Series 2025 XG0620, 2.9% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,000,000	2,000,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.32% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	79,400,000	79,400,000
New York City Transitional Fin Auth Rev Participating VRDN 2.9% 8/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	9,900,000	9,900,000
New York City Transitional Finance Authority Participating VRDN 2.31% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(g)	4,290,000	4,290,000
New York City Transitional Finance Authority Participating VRDN 2.32% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	8,060,000	8,060,000
New York City Transitional Finance Authority Participating VRDN 2.32% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	3,515,000	3,515,000
New York City Transitional Finance Authority Participating VRDN 2.32% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,230,000	2,230,000
New York City Transitional Finance Authority Participating VRDN 2.32% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	6,675,000	6,675,000
New York City Transitional Finance Authority Participating VRDN 2.9% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	6,800,000	6,800,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XF3182, 2.32% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(g)	2,755,000	2,755,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1323, 2.32% 5/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(g)	6,000,000	6,000,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1324, 2.32% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(g)	7,500,000	7,500,000
New York City Transitional Finance Authority Participating VRDN Series 2023 ZF3178, 2.31% 5/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	3,400,000	3,400,000
New York City Transitional Finance Authority Participating VRDN Series 2023 ZF3179, 2.31% 5/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	4,535,000	4,535,000
New York City Transitional Finance Authority Participating VRDN Series 2024 XF1763, 2.32% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	4,000,000	4,000,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1932, 2.32% 5/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	2,000,000	2,000,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1937, 2.83% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1938, 2.83% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,335,000	3,335,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF3384, 2.32% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	835,000	835,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1261, 2.32% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1262, 2.32% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,250,000	1,250,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1906, 2.32% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,875,000	1,875,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3391, 2.32% 5/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,815,000	2,815,000
New York City Transitional Finance Authority Series 2025 MS0032, 2.83% tender 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	9,500,000	9,500,000
New York Dorm Auth Rev Participating VRDN Series 2020 XG0276, 2.32% 7/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,255,000	2,255,000
New York Dorm Auth Rev Participating VRDN Series 2022 XG0375, 2.34% 5/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,415,000	3,415,000
New York Dorm Auth Rev Participating VRDN Series E 146, 2.32% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	3,000,000	3,000,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.54% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	42,600,000	42,600,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.32% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(g)	30,365,000	30,365,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.32% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(g)	110,105,000	110,105,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF0865, 2.34% 11/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(g)	5,670,000	5,670,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 2.32% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(g)	6,805,000	6,805,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.32% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(g)	15,600,000	15,600,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 2.32% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(g)	5,800,000	5,800,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF1614, 2.32% 11/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	1,245,000	1,245,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF3105, 2.32% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(g)	12,435,000	12,435,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 11/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	3,750,000	3,750,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 11/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	6,560,000	6,560,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 11/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	5,000,000	5,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.32% 11/1/2043 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	3,600,000	3,600,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.32% 11/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	3,935,000	3,935,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.32% 11/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.32% 2/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,445,000	2,445,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.32% 2/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,000,000	2,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 011, 2.31% 8/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(g)	6,575,000	6,575,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1629, 2.9% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	16,245,000	16,245,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1643, 2.32% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,910,000	2,910,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1644, 2.32% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(g)	12,940,000	12,940,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 XF1803, 2.9% 2/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	4,000,000	4,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 XF1942, 2.32% 11/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,520,000	3,520,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	1,370,000	1,370,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	8,080,000	8,080,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,100,000	2,100,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	1,875,000	1,875,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(g)	11,675,000	11,675,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	1,665,000	1,665,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,750,000	3,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,350,000	3,350,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	6,760,000	6,760,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	4,785,000	4,785,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,750,000	2,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.32% 6/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,830,000	2,830,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.9% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1500, 2.32% 6/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	19,035,000	19,035,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1646, 2.32% 6/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 ZL0473, 2.31% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	1,615,000	1,615,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2024 XF1720, 2.32% 6/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	3,250,000	3,250,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1871, 2.9% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,665,000	2,665,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1882, 2.32% 6/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,000,000	3,000,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XL0617, 2.32% 6/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	3,980,000	3,980,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1978, 2.32% 6/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(g)	6,520,000	6,520,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1986, 2.32% 6/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(g)	4,845,000	4,845,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3408, 2.32% 6/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF8011, 2.32% 6/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,260,000	3,260,000
New York St Dorm Auth Revs Non St Supported Debt Participating VRDN Series 2023 XL0463, 2.32% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(g)	5,215,000	5,215,000
New York Thruway Auth Gen Rev Participating VRDN Series 2019 XF0847, 2.32% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(g)	7,780,000	7,780,000
New York Trans Dev Corp Participating VRDN 2.32% 12/31/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	3,375,000	3,375,000
New York Trans Dev Corp Participating VRDN 2.32% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	11,450,000	11,450,000
New York Trans Dev Corp Participating VRDN 2.33% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	5,995,000	5,995,000
New York Trans Dev Corp Participating VRDN 2.39% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(g)	21,750,000	21,750,000
New York Trans Dev Corp Participating VRDN Series 2016 XX1038, 2.33% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	5,835,000	5,835,000
New York Trans Dev Corp Participating VRDN Series 2023 XG0542, 2.32% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	14,000,000	14,000,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0526, 2.33% 6/30/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(g)	7,275,000	7,275,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0527, 2.32% 6/30/2060 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(g)	42,230,000	42,230,000
New York Trans Dev Corp Participating VRDN Series 2023 ZF3214, 2.32% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	13,330,000	13,330,000
New York Trans Dev Corp Participating VRDN Series 2024 XF3229, 2.32% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	7,470,000	7,470,000
New York Trans Dev Corp Participating VRDN Series 2024 XL0568, 2.32% 12/31/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(g)	15,525,000	15,525,000
New York Trans Dev Corp Participating VRDN Series 2024 XM1196, 2.33% 12/31/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(g)	5,000,000	5,000,000
New York Transportation Development Corp Participating VRDN 2.9% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	5,000,000	5,000,000
New York Transportation Development Corp Participating VRDN Series 2025 XF8004, 2.9% 6/30/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	14,835,000	14,835,000
New York Transportation Development Corp Participating VRDN Series 2025 XG0623, 2.34% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	5,065,000	5,065,000
New York Transportation Development Corp Participating VRDN Series 2025 XM1295, 2.9% 6/30/2059 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	25,885,000	25,885,000
Ny Hsg Fin Auth Participating VRDN Series 2024 MIZ9204, 2.97% 11/1/2044 (Liquidity Facility Mizuho Capital Markets LLC) (b)(g)	31,350,000	31,350,000
NY Payroll Mobility Tax Participating VRDN 2.32% 5/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,875,000	1,875,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XF1383, 2.32% 5/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,050,000	3,050,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0993, 2.32% 5/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	4,000,000	4,000,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0994, 2.32% 5/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	5,335,000	5,335,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0995, 2.32% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,665,000	2,665,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1989, 2.35% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(g)	2,025,000	2,025,000
State of New York Mortgage Agency Participating VRDN 2.32% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(g)	2,365,000	2,365,000
State of New York Mortgage Agency Participating VRDN Series 2023 XF1521, 2.32% 10/1/2043 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	1,260,000	1,260,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.32% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	2,500,000	2,500,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.32% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,750,000	2,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XF1350, 2.32% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,200,000	3,200,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XF1393, 2.32% 11/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	8,040,000	8,040,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XM1031, 2.32% 11/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	3,750,000	3,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1495, 2.32% 11/15/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	1,565,000	1,565,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1615, 2.32% 11/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	8,225,000	8,225,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1651, 2.32% 11/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(g)	3,750,000	3,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1665, 2.32% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(g)	3,305,000	3,305,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2025 ZF3419, 2.32% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(g)	2,000,000	2,000,000
Utility Debt Securitization Authority Participating VRDN Series 2025 ZF1984, 2.32% 12/15/2050 (Liquidity Facility Bank of America, N.A.) (b)(g)	6,565,000	6,565,000
TOTAL NEW YORK		1,049,480,000
New York,Pennsylvania - 0.0%
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1907, 2.32% 5/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(g)	1,875,000	1,875,000
New York,Texas - 0.1%
New York City Transitional Finance Authority Participating VRDN 2.9% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(g)	3,750,000	3,750,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.54% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	600,000	600,000
Pennsylvania - 0.0%
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	500,000	500,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,980,000	1,980,000
Jefferson Cnty Tex Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 2.54% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	900,000	900,000
TOTAL TEXAS		2,880,000
TOTAL TENDER OPTION BOND (Cost $1,196,707,503)		1,196,707,503

Variable Rate Demand Note - 50.1%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.53% 8/1/2036 VRDN (b)(d)	7,421,000	7,421,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.7% 8/1/2063 VRDN (b)(d)	9,600,000	9,600,000
TOTAL ALABAMA		17,021,000
Arizona - 0.0%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (b)	1,300,000	1,300,000
Arkansas - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.85% 1/2/2033 VRDN (b)(d)	4,600,000	4,600,000
Florida - 1.0%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.8% 6/1/2045 VRDN (b)(d)	9,200,000	9,200,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.55% 12/1/2048 VRDN (b)(d)	5,100,000	5,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.8% 12/1/2046 VRDN (b)(d)	6,000,000	6,000,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.75% 12/1/2046 VRDN (b)(d)	1,600,000	1,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.5% 5/1/2046 VRDN (b)(d)	1,600,000	1,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.65% 5/1/2054 VRDN (b)(d)	8,500,000	8,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.45% 5/1/2054 VRDN (b)(d)	9,100,000	9,100,000
TOTAL FLORIDA		41,100,000
Georgia - 0.2%
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.5% 6/1/2049 VRDN (b)	1,500,000	1,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.5% 11/1/2047 VRDN (b)(d)	6,500,000	6,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.65% 6/1/2049 VRDN (b)(d)	600,000	600,000
TOTAL GEORGIA		8,600,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.85% 12/1/2038 VRDN (b)(d)	1,700,000	1,700,000
Iowa - 0.7%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.58% 7/1/2038 VRDN (b)(d)	11,800,000	11,800,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.55% 12/1/2047 VRDN (b)(d)	17,600,000	17,600,000
TOTAL IOWA		29,400,000
Kansas - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.58% 9/1/2035 VRDN (b)	3,200,000	3,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.58% 9/1/2035 VRDN (b)	800,000	800,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.65% 4/15/2032 VRDN (b)	2,800,000	2,800,000
TOTAL KANSAS		6,800,000
Kentucky - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.3% 7/1/2060 VRDN (b)(d)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.3% 7/1/2060 VRDN (b)(d)	1,910,000	1,910,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.3% 8/1/2061 VRDN (b)(d)	13,125,000	13,125,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.25% 8/1/2061 VRDN (b)(d)	400,000	400,000
TOTAL KENTUCKY		15,635,000
Louisiana - 0.2%
St James Parish LA Rev (Nucor Corp Proj.) 2.46% 11/1/2040 VRDN (b)	4,000,000	4,000,000
St James Parish LA Rev (Nucor Corp Proj.) 2.65% 11/1/2040 VRDN (b)	7,025,000	7,025,000
TOTAL LOUISIANA		11,025,000
Nebraska - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.53% 11/1/2026 VRDN (b)(d)	600,000	600,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 2.37% 9/20/2025 VRDN (b)(c)(d)(f)	4,600,000	4,600,000
New York - 46.7%
Amherst NY Csd (Ubf Faculty-Student Housing Proj.) 2.4% 10/1/2035, LOC HSBC Bank USA NA VRDN (b)	3,570,000	3,570,000
Battery Pk City Auth NY Rev Series 2019D 2, 2.75% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. 2% 3/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (b)	39,605,000	39,605,000
City of New York NY Gen. Oblig. Series 2013 F3, 2.75% 3/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	3,300,000	3,300,000
City of New York NY Gen. Oblig. Series 2013 SUB A 2, 2.75% 10/1/2038 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	35,000,000	35,000,000
City of New York NY Gen. Oblig. Series 2013A5, 2.25% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	11,875,000	11,875,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.75% 8/1/2040, LOC TD Bank NA VRDN (b)	2,815,000	2,815,000
City of New York NY Gen. Oblig. Series 2014 I 2, 2.75% 3/1/2040 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	8,910,000	8,910,000
City of New York NY Gen. Oblig. Series 2015 F 5, 2.8% 6/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	1,200,000	1,200,000
City of New York NY Gen. Oblig. Series 2017 A 7, 2.77% 8/1/2044 (Liquidity Facility BMO Bank NA) VRDN (b)	5,920,000	5,920,000
City of New York NY Gen. Oblig. Series FISCAL 2014I SUB I 3, 2.8% 3/1/2044 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	9,200,000	9,200,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 2.8% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.75% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (b)	2,675,000	2,675,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.75% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	9,105,000	9,105,000
City of New York NY Gen. Oblig. Series G 2, 2.75% 2/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	33,470,000	33,470,000
City of New York NY Series FISCAL 2017A SUB A4, 2.85% 8/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	72,300,000	72,300,000
Metropolitan Transn Auth NY Rv 2.35% 11/1/2026, LOC TD Bank NA VRDN (b)	575,000	575,000
Metropolitan Transn Auth NY Rv Series 2005 E 2, 2.26% 11/1/2035, LOC Bank of America NA VRDN (b)	4,525,000	4,525,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 2.3% 11/1/2032, LOC TD Bank NA VRDN (b)	20,475,000	20,475,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2B, 2.7% 11/1/2032, LOC Truist Bank VRDN (b)	5,565,000	5,565,000
New York City Ida Indl Dev Rev (Tiago Holdings Llc Proj.) 2.35% 1/1/2037, LOC TD Bank NA VRDN (b)(d)	32,215,000	32,215,000
New York City Trust Cultural Resources Rev (New York Botanical Garden Proj.) 2.29% 7/1/2032, LOC JPMorgan Chase Bank NA VRDN (b)	625,000	625,000
New York NY City Health & Hosp 2.45% 2/15/2031, LOC TD Bank NA VRDN (b)	16,170,000	16,170,000
New York NY City Health & Hosp 2.5% 2/15/2031, LOC TD Bank NA VRDN (b)	1,025,000	1,025,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Artimus Construction Inc Proj.) 2.28% 7/1/2043, LOC Freddie Mac Non Gold Pool VRDN (b)	32,750,000	32,750,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Cook Street Housing Llc Proj.) 3.05% 9/1/2040, LOC JPMorgan Chase Bank NA VRDN (b)(d)	3,480,000	3,480,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Intervale Gardens Llc Proj.) 2.23% 12/1/2038, LOC Citibank NA VRDN (b)(d)	2,660,000	2,660,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev 2.23% 12/1/2038, LOC Citibank NA VRDN (b)(d)	2,815,000	2,815,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.75% 5/1/2033, LOC Bank of America NA VRDN (b)	3,300,000	3,300,000
New York NY City Transitional Fin Auth Rev Series 2011 A 4, 2.8% 8/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (b)	2,500,000	2,500,000
New York NY City Transitional Fin Auth Rev Series 2013 FISCAL A 4, 2.75% 8/1/2039 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	8,000,000	8,000,000
New York NY City Transitional Fin Auth Rev Series 2015 E 3, 2.75% 2/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	43,890,000	43,890,000
New York NY City Transitional Fin Auth Rev Series A-3, 2.76% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	33,760,000	33,760,000
New York NY City Transitional Fin Auth Rev Series B 4, 2.75% 8/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	3,585,000	3,585,000
New York NY City Transitional Fin Auth Rev Series B 5, 2.8% 8/1/2042 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	20,850,000	20,850,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.25% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	14,025,000	14,025,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2013 C 5, 2.3% 11/1/2041 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	57,410,000	57,410,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2019 C 4, 2.8% 11/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (b)	11,400,000	11,400,000
New York NY Cty Hsg Dev Corp Multifamily Rev (155 W. 21st St. Llc Proj.) 2.35% 11/15/2037, LOC Fannie Mae VRDN (b)(d)	37,800,000	37,800,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Glenwood Management Proj.) 3.05% 6/15/2029, LOC Fannie Mae VRDN (b)(d)	10,200,000	10,200,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Gotham Organization Inc Proj.) 3.05% 8/15/2032, LOC Fannie Mae VRDN (b)(d)	52,200,000	52,200,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Related Companies Proj.) 2.85% 6/15/2034, LOC Fannie Mae VRDN (b)(d)	1,000,000	1,000,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Sierra Nyc Llc Proj.) 3.05% 3/15/2033, LOC Fannie Mae VRDN (b)(d)	39,000,000	39,000,000
New York NY Cty Muni Wtr Fin Auth 2.25% 6/15/2038 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	26,140,000	26,140,000
New York NY Cty Muni Wtr Fin Auth 2.75% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (b)	4,050,000	4,050,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	8,130,000	8,130,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.75% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (b)	10,370,000	10,370,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 4, 2.8% 6/15/2050 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,500,000	5,500,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 2.25% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	3,200,000	3,200,000
New York NY Cty Muni Wtr Fin Auth Series AA 2, 2.75% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,685,000	6,685,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 2.75% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	21,030,000	21,030,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE2, 2.8% 6/15/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,000,000	12,000,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 2.8% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	15,800,000	15,800,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.75% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (b)	12,325,000	12,325,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 2, 2.74% 6/15/2055 (Liquidity Facility Bank of New York Mellon) VRDN (b)	28,840,000	28,840,000
New York NY Hsg Dev Multi Rev (119 Manhattan Equities Llc Proj.) 2.23% 6/1/2036, LOC Citibank NA VRDN (b)(d)	3,200,000	3,200,000
New York NY Hsg Dev Multi Rev (3463 Third Avenue Realty Llc Proj.) 2.3% 7/1/2037, LOC Citibank NA VRDN (b)(d)	3,250,000	3,250,000
New York NY Hsg Dev Multi Rev (Beacon Mews Llc Proj.) 2.35% 4/1/2039, LOC Citibank NA VRDN (b)(d)	6,500,000	6,500,000
New York NY Hsg Dev Multi Rev (East Clarke Place Associates Ii Llc Proj.) 2.35% 9/1/2037, LOC JPMorgan Chase Bank NA VRDN (b)(d)	1,430,000	1,430,000
New York NY Hsg Dev Multi Rev (Ibec Living Proj.) 2.23% 6/1/2037, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	27,400,000	27,400,000
New York NY Hsg Dev Multi Rev (Related Companies Proj.) 2.35% 12/1/2036, LOC Landesbank Baden-Wuerttemberg VRDN (b)(d)	67,000,000	67,000,000
New York NY Hsg Dev Multi Rev (Urban Horizons Ii Lp Proj.) 2.3% 1/1/2038, LOC Citibank NA VRDN (b)(d)	3,565,000	3,565,000
New York St Hsg Fin Agy Rev (1500 Lexington Associates Llc Proj.) 2.05% 5/15/2034, LOC Fannie Mae VRDN (b)(d)	15,900,000	15,900,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.35% 11/15/2031, LOC Fannie Mae VRDN (b)(d)	33,700,000	33,700,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.35% 11/15/2031, LOC Fannie Mae VRDN (b)(d)	21,700,000	21,700,000
New York St Hsg Fin Agy Rev (420 West 42nd Street Llc Proj.) 2.35% 11/1/2032, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	15,000,000	15,000,000
New York St Hsg Fin Agy Rev (420 West 42nd Street Llc Proj.) 2.35% 11/1/2032, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	5,600,000	5,600,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.35% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	58,500,000	58,500,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.35% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	18,120,000	18,120,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.35% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	17,400,000	17,400,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 3.05% 5/1/2029, LOC Fannie Mae VRDN (b)(d)	62,500,000	62,500,000
New York St Hsg Fin Agy Rev (Brodsky Organization Proj.) 2.35% 11/15/2033, LOC Fannie Mae VRDN (b)(d)	22,200,000	22,200,000
New York St Hsg Fin Agy Rev (Chelsea Associates Llc Proj.) 2.35% 5/15/2031, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)(d)	18,700,000	18,700,000
New York St Hsg Fin Agy Rev (Douglaston Development Proj.) 2.35% 5/15/2041, LOC Fannie Mae VRDN (b)(d)	116,605,000	116,605,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.28% 5/15/2036, LOC Fannie Mae VRDN (b)(d)	62,800,000	62,800,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.28% 5/15/2036, LOC Fannie Mae VRDN (b)(d)	22,300,000	22,300,000
New York St Hsg Fin Agy Rev (Glenwood Management Proj.) 3.05% 11/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(d)	32,800,000	32,800,000
New York St Hsg Fin Agy Rev (Glenwood Management Proj.) 3.05% 5/15/2030, LOC Fannie Mae VRDN (b)(d)	100,600,000	100,600,000
New York St Hsg Fin Agy Rev (Mount Sinai Medical Center, Ny Proj.) 2.45% 5/1/2044, LOC TD Bank NA VRDN (b)	36,420,000	36,420,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 2.9% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)(d)	7,870,000	7,870,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.2% 5/15/2033, LOC Fannie Mae VRDN (b)(d)	73,000,000	73,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.28% 5/15/2033, LOC Fannie Mae VRDN (b)(d)	51,000,000	51,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.28% 5/15/2033, LOC Fannie Mae VRDN (b)(d)	28,825,000	28,825,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.35% 11/15/2029, LOC Fannie Mae VRDN (b)(d)	29,900,000	29,900,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.25% 5/15/2041, LOC Fannie Mae VRDN (b)(d)	7,800,000	7,800,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.28% 5/15/2041, LOC Fannie Mae VRDN (b)(d)	155,555,000	155,555,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2014A, 2.85% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)	8,145,000	8,145,000
New York St Hsg Fin Agy Rev (Yarrow Llc Proj.) 2.29% 11/1/2036, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)	150,000	150,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.05% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(d)	20,910,000	20,910,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.45% 5/1/2039, LOC Mizuho Bank Ltd VRDN (b)	20,350,000	20,350,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.5% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(d)	31,890,000	31,890,000
NY Mta Dedicated Tax Fund Series 2008A 1, 2.75% 11/1/2031, LOC TD Bank NA VRDN (b)	1,195,000	1,195,000
Triborough Brdg & Tunl NY Revs Series 2005 A, 2% 11/1/2041, LOC Barclays Bank PLC VRDN (b)	5,485,000	5,485,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.75% 1/1/2032, LOC TD Bank NA VRDN (b)	2,300,000	2,300,000
Triborough Brdg & Tunl NY Revs Series SUB 2005B3, 2.75% 1/1/2032, LOC Bank of America NA VRDN (b)	4,300,000	4,300,000
TOTAL NEW YORK		2,083,680,000
North Carolina - 0.0%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.85% 11/1/2033 VRDN (b)(d)	100,000	100,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.53% 4/1/2030 VRDN (b)(d)	100,000	100,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3% 3/1/2029 VRDN (b)(d)	2,500,000	2,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3% 4/1/2031 VRDN (b)(d)	5,339,000	5,339,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3% 8/1/2029 VRDN (b)(d)	2,700,000	2,700,000
TOTAL SOUTH CAROLINA		10,639,000
Wyoming - 0.0%
Converse Cnty Wyo Environmenta Impt Rev (Pacificorp Proj.) Series 1995, 2.3% 11/1/2025 VRDN (b)(d)	1,500,000	1,500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,238,300,000)		2,238,300,000

Commercial Paper - 1.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
New York St Pwr Auth 2.88% 9/11/2025 CP	2.88	40,000,000	40,000,000
New York St Pwr Auth 2.94% 8/5/2025 CP	2.94	20,000,000	20,000,000
New York St Pwr Auth 2.94% 8/6/2025 CP	2.94	15,723,000	15,723,000
TOTAL COMMERCIAL PAPER (Cost $75,723,000)			75,723,000

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $368,389,003)	2.91	368,316,783	368,389,003

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,444,859,994)	4,444,859,994
NET OTHER ASSETS (LIABILITIES) - 0.5%	23,851,806
NET ASSETS - 100.0%	4,468,711,800

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,817,503 or 2.1% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.54% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/24	700,000

Arizona Ind Dev Auth Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/25	300,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24 - 10/10/24	4,400,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.54% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	4,755,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.54% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/25	400,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 2.54% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/03/25	1,000,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 2.54% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/25	625,000

Bernalillo Nm Multi Fam Hsg St Anthony'S Pl Participating VRDN Series 2025 MIZ9210, 2.54% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/25	2,592,503

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,980,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.54% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	1,400,000

Jefferson Cnty Tex Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 2.54% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/25	900,000

Kansas City Mo Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.54% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	1,100,000

Los Angeles CA Dept Arpts Rev Series 2025 MS0048, 2.47% tender 5/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	6/17/25	4,400,000

Miami-Dade Cnty Fla Aviat Rev Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2025 MS0050, 2.9% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	6/26/25	2,500,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.54% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/04/24	1,465,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.54% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/24	900,000

New York City Transitional Finance Authority Series 2025 MS0032, 2.83% tender 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/01/25	9,500,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.54% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/25	42,600,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.54% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	600,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.54% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	500,000

Port Auth NY & NJ 2.37% 9/20/2025 VRDN	10/17/19 - 3/06/20	4,600,000

River Islands Pub Fing Auth Participating VRDN 2.54% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	3,400,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.54% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	2,000,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.54% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/25	1,200,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	448,532,124	808,674,742	888,817,863	6,598,880	-	-	368,389,003	368,316,783	14.0%
Total	448,532,124	808,674,742	888,817,863	6,598,880	-	-	368,389,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,076,470,991)	$4,076,470,991
Fidelity Central Funds (cost $368,389,003)	368,389,003

Total Investment in Securities (cost $4,444,859,994)		$4,444,859,994
Receivable for investments sold		25,200,000
Receivable for fund shares sold		15,685,279
Interest receivable		17,482,415
Distributions receivable from Fidelity Central Funds		816,930
Receivable from investment adviser for expense reductions		105,031
Other receivables		201
Total assets		4,504,149,850
Liabilities
Payable to custodian bank	$48,566
Payable for investments purchased
Regular delivery	6,105,000
Delayed delivery	15,816,742
Payable for fund shares redeemed	11,691,087
Distributions payable	773,397
Accrued management fee	740,681
Other affiliated payables	262,577
Total liabilities		35,438,050
Net Assets		$4,468,711,800
Net Assets consist of:
Paid in capital		$4,468,799,609
Total accumulated earnings (loss)		(87,809)
Net Assets		$4,468,711,800

Net Asset Value and Maximum Offering Price
Fidelity New York Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($53,537,541 ÷ 53,571,784 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($2,752,953,853 ÷ 2,750,970,916 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,662,220,406 ÷ 1,660,865,591 shares)		$1.00
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$54,710,352
Income from Fidelity Central Funds		6,598,880
Total income		61,309,232
Expenses
Management fee	$4,350,631
Transfer agent fees	1,553,867
Independent trustees' fees and expenses	5,115
Total expenses before reductions	5,909,613
Expense reductions	(678,431)
Total expenses after reductions		5,231,182
Net Investment income (loss)		56,078,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20
Total net realized gain (loss)		20
Net increase in net assets resulting from operations		$56,078,070
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,078,050	$120,953,200
Net realized gain (loss)	20	28,687
Net increase in net assets resulting from operations	56,078,070	120,981,887
Distributions to shareholders	(56,081,412)	(120,946,863)

Share transactions - net increase (decrease)	248,672,403	909,290,455
Total increase (decrease) in net assets	248,669,061	909,325,479

Net Assets
Beginning of period	4,220,042,739	3,310,717,260
End of period	$4,468,711,800	$4,220,042,739

Financial Highlights
Fidelity® New York Municipal Money Market Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.012	.029	.030	.007
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.012	.029	.030	.007
Distributions from net investment income	(.012)	(.029)	(.030)	(.007)
Total distributions	(.012)	(.029)	(.030)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.20%	2.96%	3.01%	.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42 % H	.42%	.42%	.42% H
Expenses net of all reductions, if any	.42% H	.42%	.42%	.42% H
Net investment income (loss)	2.41% H	2.91%	2.98%	2.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$53,538	$50,295	$45,555	$7,290

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® New York Municipal Money Market Fund Institutional Class

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.031	.032	.012	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.013	.031	.032	.012	- B	.004
Distributions from net investment income	(.013)	(.031)	(.032)	(.012)	- B	(.004)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.013)	(.031)	(.032)	(.012)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.32%	3.19%	3.24%	1.23%	.01%	.39%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.26%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.20%	.09%	.20%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.20%	.09%	.20%
Net investment income (loss)	2.64% G	3.13%	3.19%	1.46%	.01%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$2,752,954	$2,564,452	$1,784,811	$1,392,460	$950,125	$1,274,107

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® New York Municipal Money Market Fund Premium Class

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.030	.031	.011	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.013	.030	.031	.011	- B	.003
Distributions from net investment income	(.013)	(.030)	(.031)	(.011)	-	(.003)
Distributions from net realized gain	-	-	-	-	- B	- B
Total distributions	(.013)	(.030)	(.031)	(.011)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.27%	3.09%	3.14%	1.14%	.01%	.33%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.31%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.29%	.09%	.26%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.29%	.09%	.26%
Net investment income (loss)	2.54% G	3.03%	3.09%	1.36%	.01%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,662,220	$1,605,295	$1,480,352	$1,291,457	$405,747	$468,986

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New York Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$4,444,859,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(188,733)
Long-term	-
Total capital loss carryforward	$(188,733)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New York Municipal Money Market Fund	59,432.22
Institutional Class	656,423.05
Premium Class	838,012.10
	1,553,867

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Money Market Fund	14,225,000	12,725,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $677,654.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $777.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity New York Municipal Money Market Fund
Distributions to shareholders
Fidelity New York Municipal Money Market Fund	$648,315	$1,417,043
Institutional Class	34,357,052	71,820,460
Premium Class	21,076,045	47,709,360
Total	$56,081,412	$120,946,863
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity New York Municipal Money Market Fund
Fidelity New York Municipal Money Market Fund
Shares sold	33,271,602	65,048,556	$33,271,602	$65,048,556
Reinvestment of distributions	577,028	1,297,867	577,028	1,297,867
Shares redeemed	(30,602,352)	(61,594,004)	(30,602,352)	(61,594,004)
Net increase (decrease)	3,246,278	4,752,419	$3,246,278	$4,752,419
Institutional Class
Shares sold	2,047,899,261	3,600,508,341	$2,047,899,261	$3,600,508,341
Reinvestment of distributions	31,134,070	65,299,801	31,134,070	65,299,801
Shares redeemed	(1,890,553,443)	(2,886,409,782)	(1,890,553,443)	(2,886,409,782)
Net increase (decrease)	188,479,888	779,398,360	$188,479,888	$779,398,360
Premium Class
Shares sold	750,138,452	1,296,193,866	$750,138,451	$1,296,193,865
Reinvestment of distributions	18,909,683	42,961,124	18,909,683	42,961,124
Shares redeemed	(712,101,898)	(1,214,015,313)	(712,101,897)	(1,214,015,313)
Net increase (decrease)	56,946,237	125,139,677	$56,946,237	$125,139,676
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536272.128
NYS-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025